Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Liquidity and Capital Resources [Line Items]
Accumulated deficit	$ (43,686,098)	$ (17,168,101)
Working capital	26,200,000
Cash	37,429,270	$ 375,796
Proceeds from notes received	40,000,000
Closing contribution	90,000,000
Liquidity and Capital Resources [Member]
Liquidity and Capital Resources [Line Items]
Accumulated deficit	43,700,000
AirJoule JV [Member]
Liquidity and Capital Resources [Line Items]
Closing contribution	$ 10,000,000